Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Going Concern
Accumulated deficit	$ (14,528,134)		$ (14,528,134)		$ (13,618,190)	$ (12,577,954)
Net loss	(644,308)	$ (485,444)	(909,944)	$ (681,146)	(1,040,236)	(3,496,687)
Shareholders' deficit	$ (276,130)		$ (276,130)		$ (573,363)	$ (209,700)	$ (597,045)